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January 24, 1996



Securities and Exchange Commission
Attention:  Document Control - EDGAR
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Re:  Rule 24(f)-2 Notice for
     IDS High Yield Tax-Exempt Fund, Inc.
     SEC File No. 2-63552/811-2901

Commissioners:

[i]  In accordance with the provisions of Rule
     24f-2, IDS High Yield Tax-Exempt Fund, Inc.
     hereby files its Rule 24f-2 Notice for the fiscal year ended November 30, 1995 ("Fiscal
     Year").

[ii] Amount of securities registered other than
     under 24f-2 which were unsold at the beginning
     of the fiscal year.*                              $480,774,228

[iii]Amount of securities registered during the
     fiscal year other than under 24f-2.**             $          0

[iv] Amount of securities sold during the fiscal
     year.***                                          $    445,921

[v]  Amount of securities sold pursuant to 24f-2.      $          0

[vi] Fee     $0      /       2900                      $       0.00

*   97,718,339 shares x         $4.92      on      January 17, 1996
**      0      shares x         $4.92      on      January 17, 1996
***  Sales of $1,383,767,676 minus redemptions of $1,383,321,755

Enclosed please find an opinion of counsel.

If there are any questions, please contact the undersigned.

Very truly yours,

IDS HIGH YIELD TAX-EXEMPT FUND, INC.



Leslie L. Ogg
Vice President, General Counsel and Secretary

LLO/CW/rdh